Securities Available-for-sale - Unrealized Gains (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Total unrealized gains/(losses) on securities available for sale, Gross Unrealized Gains	$ 9,945	$ 6,802	$ 16,077
Total unrealized gains/(losses) on securities available for sale, Gross Unrealized Losses	(3,115)	(7,776)	(116)
Total unrealized gains/(losses) on securities available for sale, Net Unrealized Gains/(Losses)	6,830	(974)
Income Tax expense/(benefit), Gross Unrealized Gains	3,480	2,381
Income Tax expense/(benefit), Gross Unrealized Losses	(1,090)	(2,722)
Income Tax expense/(benefit), Net Unrealized Gains/ (Losses)	2,390	(341)
Net unrealized gains/(losses), net of tax included in accumulated other comprehensive income/(loss), Gross Unrealized Gains	6,465	4,421	10,500
Net unrealized gains/(losses), net of tax included in accumulated other comprehensive income/(loss), Gross Unrealized Losses	(2,025)	(5,054)	(100)
Net unrealized gains/(losses), net of tax included in accumulated other comprehensive income/(loss), Net Unrealized Gains/ (Losses)	$ 4,440	$ (633)	$ 10,400